UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS [Abstract]
Total operating revenues	$ 51,483	$ 50,882	$ 102,271	$ 100,551
Vessel operating expenses	7,488	8,719	16,639	17,346
Voyage expenses	398	115	434	161
Administrative expenses	1,694	1,227	2,716	3,003
Depreciation and amortization	8,884	8,954	17,681	17,750
Total operating expenses	18,464	19,015	37,470	38,260
Operating income	33,019	31,867	64,801	62,291
Financial income (expense)
Interest income	456	287	925	650
Interest expense	(8,220)	(4,052)	(16,467)	(8,153)
Other financial items	(2,507)	(7,181)	(4,140)	(7,225)
Net financial expenses	(10,271)	(10,946)	(19,682)	(14,728)
Income before income taxes and non-controlling interest	22,748	20,921	45,119	47,563
Taxes	(415)	(179)	(860)	(596)
Net income	22,333	20,742	44,259	46,967
Net income attributable to non-controlling interest	(2,504)	(2,506)	(4,975)	(4,884)
Net income attributable to Golar LNG Partners LP Owners	19,829	18,236	39,284	42,083
Dropdown Predecessor net income	0	5,115	0	9,882
General Partner's interest in net income	397	262	786	645
Limited Partners' interest in net income	$ 19,432	$ 12,859	$ 38,498	$ 31,556
Earnings per unit (See note 11):
Common unit (basic and diluted) (in dollars per unit)	$ 0.55	$ 0.39	$ 1.06	$ 0.81
Subordinated unit (basic and diluted) (in dollars per unit)	$ 0.42	$ 0.25	$ 0.87	$ 0.81
General partner unit (basic and diluted) (in dollars per unit)	$ 0.50	$ 0.33	$ 0.99	$ 0.81
Cash distributions declared and paid per unit (in dollars per unit)	$ 0.43	$ 0	$ 0.86	$ 0